Capital Structure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Common Stock Reserved for Future Issuance on Converted Basis

Common stock reserved for future issuance, on an as if converted basis, as of December 31, 2019 and September 30, 2020, consists of the following:

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Convertible preferred stock issued and outstanding	10,313,808	—
Stock options issued and outstanding	1,183,745	4,751,589
Stock options authorized for future issuance	566,900	2,941,162
Warrants issued and outstanding	61,292	—
Warrants authorized for future issuance	30,646	—

Total	12,156,391	7,692,751

Summary of Convertible Preferred Stock

As of December 31, 2019, the Company’s convertible preferred stock consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2019
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred stock	9,421,633	9,297,081	$60,933	$73,571
Series B convertible preferred stock	2,145,370	1,016,727	9,430	10,014

Total	11,567,003	10,313,808	$70,363	$83,585

(1)	Net proceeds are gross proceeds from the offerings net of issuance costs

Predecessor Company
Common Stock Reserved for Future Issuance on Converted Basis

Ordinary shares reserved for future issuance, on an as if converted basis, as of December 31, 2018 and December 31, 2019, consists of the following:

	DECEMBER 31,
	2018	2019
Convertible preferred shares, issued and outstanding	9,297,081	10,313,808
Share options, issued and outstanding	864,819	1,183,745
Share options, authorized for future issuance	73,015	566,900
Warrants, issued and outstanding	—	61,292
Warrants, authorized for future issuance	—	30,646

Total	10,234,915	12,156,391

Summary of Convertible Preferred Stock

As of December 31, 2018 and December 31, 2019, the Company’s convertible preferred shares consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2018
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred shares	9,421,633	9,297,081	$60,933	$69,863

Total	9,421,633	9,297,081	$60,933	$69,863

	DECEMBER 31, 2019
	AUTHORIZED SHARES	SHARES ISSUED AND OUTSTANDING	NET PROCEEDS(1)	AGGREGATE LIQUIDATION PREFERENCE
Shares designated as:
Series A convertible preferred shares	9,421,633	9,297,081	$60,933	$73,571
Series B convertible preferred shares	2,145,370	1,016,727	9,430	10,014

Total	11,567,003	10,313,808	$70,363	$83,585

(1)	Net proceeds are gross proceeds from the offerings net of issuance costs.